U.S. VALUE ETF
SCHEDULE OF INVESTMENTS
August 31, 2022 (Unaudited)

COMMON STOCKS - 95.6%	Shares	Value
Communications - 3.2%
Advertising & Marketing - 0.5%
Omnicom Group, Inc.	1,050	$ 70,245

Cable & Satellite - 0.4%
DISH Network Corporation - Class A (a)	3,723	64,594

Entertainment Content - 0.5%
Fox Corporation - Class A	2,003	68,463

Publishing & Broadcasting - 1.0%
Nexstar Media Group, Inc.	397	75,953
TEGNA, Inc.	3,330	71,262
		147,215
Telecommunications - 0.8%
AT&T, Inc.	3,171	55,619
Lumen Technologies, Inc.	6,144	61,195
		116,814
Consumer Discretionary - 14.5%
Apparel & Textile Products - 1.0%
Capri Holdings Ltd. (a)	1,559	73,553
Tapestry, Inc.	2,094	72,725
		146,278
Automotive - 2.2%
BorgWarner, Inc.	1,934	72,912
Ford Motor Company	5,771	87,949
General Motors Company	2,051	78,369
Harley-Davidson, Inc.	2,050	79,069
		318,299
Home & Office Products - 0.4%
Whirlpool Corporation	402	62,953

Home Construction - 3.2%
DR Horton, Inc.	913	64,960
Fortune Brands Home & Security, Inc.	1,071	65,792
Lennar Corporation - Class A	862	66,762

U.S. VALUE ETF
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.6% (Continued)	Shares	Value
Consumer Discretionary - 14.5% (Continued)
Home Construction - 3.2% (Continued)
Mohawk Industries, Inc. (a)	538	$ 59,374
NVR, Inc. (a)	21	86,940
PulteGroup, Inc.	1,538	62,535
Toll Brothers, Inc.	1,420	62,182
		468,545
Leisure Facilities & Services - 1.0%
Boyd Gaming Corporation	1,307	71,140
Hilton Grand Vacations, Inc. (a)	1,792	73,078
		144,218
Leisure Products - 0.5%
Brunswick Corporation	956	71,423

Retail - Discretionary - 6.2%
AutoNation, Inc. (a)	581	72,393
Avis Budget Group, Inc. (a)	422	70,634
Bath & Body Works, Inc.	2,394	89,368
Best Buy Company, Inc.	936	66,166
Builders FirstSource, Inc. (a)	1,099	64,412
Dick's Sporting Goods, Inc.	795	84,564
Hertz Global Holdings, Inc. (a)	3,959	73,083
Kohl's Corporation	2,375	67,498
Lithia Motors, Inc.	233	61,848
Macy's, Inc.	3,747	64,898
Penske Automotive Group, Inc.	609	71,807
RH (a)	258	66,025
Williams-Sonoma, Inc.	516	76,755
		929,451
Consumer Staples - 1.4%
Retail - Consumer Staples - 0.4%
Walgreens Boots Alliance, Inc.	1,750	61,355

Tobacco & Cannabis - 0.5%
Altria Group, Inc.	1,606	72,463

U.S. VALUE ETF
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.6% (Continued)	Shares	Value
Consumer Staples - 1.4% (Continued)
Wholesale - Consumer Staples - 0.5%
Bunge Ltd.	749	$ 74,278

Energy - 17.9%
Oil & Gas Producers - 17.9%
Antero Resources Corporation (a)	2,117	84,849
APA Corporation	1,937	75,756
Chesapeake Energy Corporation	843	84,713
Chevron Corporation	466	73,656
Civitas Resources, Inc.	1,327	89,161
ConocoPhillips	771	84,386
Continental Resources, Inc.	1,029	71,855
Coterra Energy, Inc.	2,540	78,511
DCP Midstream, L.P.	2,302	87,522
Devon Energy Corporation	1,256	88,699
Diamondback Energy, Inc.	565	75,303
Energy Transfer, L.P.	6,815	79,804
EOG Resources, Inc.	632	76,662
EQT Corporation	1,935	92,494
Exxon Mobil Corporation	772	73,795
HF Sinclair Corporation	1,468	77,261
Marathon Oil Corporation	3,075	78,689
Marathon Petroleum Corporation	795	80,096
Matador Resources Company	1,424	84,870
MPLX, L.P.	2,309	75,320
Murphy Oil Corporation	2,331	90,839
Occidental Petroleum Corporation	1,094	77,674
Ovintiv, Inc.	1,558	82,792
PDC Energy, Inc.	1,144	77,689
Phillips 66	815	72,910
Pioneer Natural Resources Company	305	77,232
Plains All American Pipeline, L.P.	6,747	79,277
Range Resources Corporation (a)	2,561	84,154
Shell Midstream Partners, L.P.	4,722	74,655
SM Energy Company	2,025	89,242
Southwestern Energy Company (a)	10,747	80,495

U.S. VALUE ETF
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.6% (Continued)	Shares	Value
Energy - 17.9% (Continued)
Oil & Gas Producers - 17.9% (Continued)
Valero Energy Corporation	630	$ 73,786
Western Midstream Partners, L.P.	2,652	74,548
		2,648,695
Financials - 29.4%
Asset Management - 3.3%
Affiliated Managers Group, Inc.	539	68,647
Ameriprise Financial, Inc.	281	75,310
Apollo Global Management, Inc.	1,281	71,198
Carlyle Group, Inc. (The)	2,050	66,687
Franklin Resources, Inc.	2,769	72,188
Invesco Ltd.	4,097	67,478
Stifel Financial Corporation	1,188	70,460
		491,968
Banking - 11.9%
Bank of America Corporation	2,099	70,547
Bank OZK	1,750	70,928
Cadence Bank	2,796	71,242
Citigroup, Inc.	1,423	69,457
Citizens Financial Group, Inc.	1,840	67,491
Comerica, Inc.	889	71,387
Credicorp Ltd.	538	69,343
East West Bancorp, Inc.	1,000	72,170
Fifth Third Bancorp	1,979	67,583
First Citizens BancShares, Inc. - Class A	94	76,323
Huntington Bancshares, Inc.	5,424	72,682
JPMorgan Chase & Company	583	66,305
KeyCorp	3,816	67,505
New York Community Bancorp, Inc.	7,166	70,155
Old National Bancorp	4,443	74,154
Popular, Inc.	864	66,718
Regions Financial Corporation	3,534	76,581
Signature Bank	349	60,852
Synovus Financial Corporation	1,816	72,931
Truist Financial Corporation	1,398	65,482
Valley National Bancorp	6,355	73,845

U.S. VALUE ETF
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.6% (Continued)	Shares	Value
Financials - 29.4% (Continued)
Banking - 11.9% (Continued)
Webster Financial Corporation	1,539	$ 72,410
Wells Fargo & Company	1,676	73,258
Western Alliance Bancorp	908	69,662
Zions Bancorporation N.A.	1,304	71,759
		1,760,770
Institutional Financial Services - 1.9%
Bank of New York Mellon Corporation (The)	1,585	65,825
Goldman Sachs Group, Inc. (The)	215	71,524
Jefferies Financial Group, Inc.	2,376	76,245
State Street Corporation	1,050	71,768
		285,362
Insurance - 5.4%
American International Group, Inc.	1,285	66,499
Axis Capital Holdings Ltd.	1,209	64,258
Equitable Holdings, Inc.	2,565	76,308
Everest Re Group Ltd.	234	62,958
Hartford Financial Services Group, Inc. (The)	1,005	64,632
Lincoln National Corporation	1,397	64,346
MetLife, Inc.	1,054	67,804
Old Republic International Corporation	2,958	64,603
Prudential Financial, Inc.	697	66,738
RenaissanceRe Holdings Ltd.	443	59,920
Unum Group	2,048	77,516
Voya Financial, Inc.	1,120	68,914
		804,496
Specialty Finance - 6.9%
AerCap Holdings N.V. (a)	1,721	75,809
AGNC Investment Corporation	5,844	69,836
Ally Financial, Inc.	1,913	63,512
Annaly Capital Management, Inc.	10,956	70,666
Capital One Financial Corporation	610	64,550
Credit Acceptance Corporation (a)	120	63,850
Discover Financial Services	675	67,831
Essent Group Ltd.	1,725	68,983
Fidelity National Financial, Inc.	1,793	70,106

U.S. VALUE ETF
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.6% (Continued)	Shares	Value
Financials - 29.4% (Continued)
Specialty Finance - 6.9% (Continued)
First American Financial Corporation	1,234	$ 66,019
OneMain Holdings, Inc.	1,722	60,149
Rithm Capital Corporation	7,046	66,444
SLM Corporation	4,096	62,587
Starwood Property Trust, Inc.	3,121	71,565
Synchrony Financial	2,279	74,637
		1,016,544
Health Care - 3.3%
Biotech & Pharma - 2.0%
Jazz Pharmaceuticals plc (a)	421	65,348
Moderna, Inc. (a)	378	49,998
Organon & Company	2,028	57,859
Pfizer, Inc.	1,257	56,854
Viatris, Inc.	6,449	61,588
		291,647
Health Care Facilities & Services - 1.3%
DaVita, Inc. (a)	794	67,720
Tenet Healthcare Corporation (a)	1,212	68,478
Universal Health Services, Inc. - Class B	632	61,835
		198,033
Industrials - 5.3%
Industrial Support Services - 1.6%
AMERCO	139	73,068
United Rentals, Inc. (a)	259	75,638
WESCO International, Inc. (a)	628	82,696
		231,402
Machinery - 1.0%
AGCO Corporation	676	73,488
CNH Industrial N.V.	5,820	71,179
		144,667
Transportation & Logistics - 2.7%
Alaska Air Group, Inc. (a)	1,632	71,090
Delta Air Lines, Inc. (a)	2,239	69,566
Knight-Swift Transportation Holdings, Inc.	1,398	70,613
United Airlines Holdings, Inc. (a)	1,821	63,753

U.S. VALUE ETF
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.6% (Continued)	Shares	Value
Industrials - 5.3% (Continued)
Transportation & Logistics - 2.7% (Continued)
XPO Logistics, Inc. (a)	1,377	$ 72,181
ZIM Integrated Shipping Services Ltd.	1,518	54,785
		401,988
Materials - 11.6%
Chemicals - 5.2%
Celanese Corporation	583	64,631
CF Industries Holdings, Inc.	792	81,941
Chemours Company (The)	2,140	72,182
Dow, Inc.	1,282	65,382
Eastman Chemical Company	728	66,248
Huntsman Corporation	2,303	64,530
LyondellBasell Industries N.V. - Class A	749	62,167
Mosaic Company (The)	1,490	80,266
Olin Corporation	1,401	76,579
Univar Solutions, Inc. (a)	2,768	69,809
Westlake Corporation	678	66,871
		770,606
Construction Materials - 0.5%
Owens Corning	841	68,735

Containers & Packaging - 1.3%
Berry Global Group, Inc. (a)	1,233	66,989
International Paper Company	1,560	64,927
WestRock Company	1,632	66,243
		198,159
Forestry, Paper & Wood Products - 0.9%
Louisiana-Pacific Corporation	1,187	64,371
UFP Industries, Inc.	953	75,659
		140,030
Metals & Mining - 1.5%
Alcoa Corporation	1,469	72,686
Cleveland-Cliffs, Inc. (a)	4,281	73,933
Freeport-McMoRan, Inc.	2,303	68,169
		214,788

U.S. VALUE ETF
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.6% (Continued)	Shares	Value
Materials - 11.6% (Continued)
Steel - 2.2%
Nucor Corporation	606	$ 80,562
Reliance Steel & Aluminum Company	377	70,868
Steel Dynamics, Inc.	1,004	81,043
United States Steel Corporation	3,768	86,174
		318,647
Real Estate - 0.4%
Real Estate Services - 0.4%
Jones Lang LaSalle, Inc. (a)	376	65,048

Technology - 7.6%
Semiconductors - 2.3%
Amkor Technology, Inc.	4,096	82,452
Micron Technology, Inc.	1,141	64,501
Qorvo, Inc. (a)	655	58,806
Skyworks Solutions, Inc.	678	66,817
Synaptics, Inc. (a)	557	64,395
		336,971
Technology Hardware - 4.5%
Arrow Electronics, Inc. (a)	606	63,515
Avnet, Inc.	1,562	68,556
Dell Technologies, Inc. - Class C	1,562	59,809
Flex Ltd. (a)	4,588	81,712
Hewlett Packard Enterprise Company	5,163	70,217
HP, Inc.	2,117	60,779
Jabil, Inc.	1,284	77,425
Seagate Technology Holdings plc	889	59,527
TD SYNNEX Corporation	724	69,707
Western Digital Corporation (a)	1,492	63,052
		674,299
Technology Services - 0.8%
DXC Technology Company (a)	2,240	55,507
Western Union Company (The)	4,006	59,369
		114,876

U.S. VALUE ETF
SCHEDULE OF INVESTMENTS (Continued)

COMMON STOCKS - 95.6% (Continued)	Shares	Value
Utilities - 1.0%
Electric Utilities - 1.0%
NRG Energy, Inc.	1,774	$ 73,231
PG&E Corporation (a)	6,605	81,439
		154,670

Investments at Value - 95.6% (Cost $14,238,743)		$ 14,148,995

Other Assets in Excess of Liabilities - 4.4%		646,314

Net Assets - 100.0%		$ 14,795,309

N.V.	- Naamloze Vennootschap
plc	- Public Limited Company

(a)	Non-income producing security.